Intangible Assets - Schedule of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		¥ 68,880	¥ 63,760
Less: Accumulated amortization and impairment		0	0
Intangible assets		68,880	63,760
Financing Guarantee License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	4,600
Factoring License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	265
Financial Leasing License [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset	[1]	255
HB Micro Lending Company [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset		¥ 63,760	¥ 63,760

[1]	The Group acquired Shenzhen Rongze Commerecial Co., Ltd, Zhongyu Financial Leasing and Zhongyisheng Financing Guarantee Co., Ltd in 2018. The acquisitions met the "single or similar asset threshold" and are not considered as business combination in accordance with ASC Topic 805.